Income Taxes - Effective Tax Rates Differ from Federal Statutory Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal statutory rate times financial statement income loss	$ (1,280)	$ (1,845)	$ (2,269)
Bank owned life insurance income	(45)	(44)	(43)
Increase in deferred tax valuation allowance	1,314	1,876	2,276
Other	11	13	234
Income tax expense			$ 198
Effective tax rate	0.00%	0.00%	(3.00%)